RELATED PARTY TRANSACTIONS - Net Revenues, Emoluments, Assets and Liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Net revenues	€ 3,416,890	€ 3,105,084	€ 2,854,369
Costs	1,986,792	1,899,433	1,848,467
Net financial expenses/(income)	29,260	27,729	10,151
Trade receivables	239,410	243,977
Compensation payable to the former Chairman	607,505	614,888
Other current assets	51,566	55,041
Other liabilities	649,510	697,870
Receivables from financing activities	0	0
Current financial assets	0	861
Debt	0	0
Total emoluments	17,879	8,722	3,252
Related parties
Disclosure of transactions between related parties [line items]
Net revenues	326,475	250,948	195,992
Costs	107,415	92,111	111,749
Net financial expenses/(income)	(1,191)	(471)	(11,534)
Trade receivables	75,861	76,499
Compensation payable to the former Chairman	25,119	29,449
Other current assets	2,097	1,439
Other liabilities	37,523	32,395
Other related parties
Disclosure of transactions between related parties [line items]
Net revenues	2,159	2,071	1,209
Costs	13,666	13,567	13,085
Net financial expenses/(income)	0	0	0
Trade receivables	271	570
Compensation payable to the former Chairman	2,292	2,424
Other current assets	0	0
Other liabilities	0	4
Statutory Auditors
Disclosure of transactions between related parties [line items]
Total emoluments	112	105	105
Maserati | Related parties
Disclosure of transactions between related parties [line items]
Net revenues	315,407	241,478	184,444
Costs	4,698	1,933	2,250
Net financial expenses/(income)	0	0	67
Trade receivables	71,560	73,532
Compensation payable to the former Chairman	3,028	4,462
Other current assets	0	0
Other liabilities	37,496	32,379
FCA US LLC | Related parties
Disclosure of transactions between related parties [line items]
Net revenues	6	0	1,253
Costs	44,882	37,612	23,562
Net financial expenses/(income)	0	0	0
Trade receivables	129	166
Compensation payable to the former Chairman	6,848	12,529
Other current assets	0	0
Other liabilities	0	0
Magneti Marelli | Related parties
Disclosure of transactions between related parties [line items]
Net revenues	1,866	1,735	1,397
Costs	36,670	29,663	29,746
Net financial expenses/(income)	0	0	0
Trade receivables	899	1,739
Compensation payable to the former Chairman	8,103	6,702
Other current assets	0	0
Other liabilities	0	0
Other FCA Group Companies | Related parties
Disclosure of transactions between related parties [line items]
Net revenues	6,754	5,472	7,412
Costs	7,007	9,163	42,768
Net financial expenses/(income)	(1,191)	(471)	(11,601)
Trade receivables	2,657	257
Compensation payable to the former Chairman	4,646	3,291
Other current assets	2,097	1,439
Other liabilities	27	12
FCA Group Companies | Related parties
Disclosure of transactions between related parties [line items]
Net revenues	324,033	248,685	194,506
Costs	93,257	78,371	98,326
Net financial expenses/(income)	(1,191)	(471)	(11,534)
Trade receivables	75,245	75,694
Compensation payable to the former Chairman	22,625	26,984
Other current assets	2,097	1,439
Other liabilities	37,523	32,391
Exor Group Companies (Excluding FCA Group) | Related parties
Disclosure of transactions between related parties [line items]
Net revenues	283	192	277
Costs	492	173	338
Net financial expenses/(income)	0	0	0
Trade receivables	345	235
Compensation payable to the former Chairman	202	41
Other current assets	0	0
Other liabilities	0	0
COXA S.p.A. | Other related parties
Disclosure of transactions between related parties [line items]
Net revenues	48	121	174
Costs	6,141	7,096	7,561
Net financial expenses/(income)	0	0	0
Trade receivables	3	16
Compensation payable to the former Chairman	1,142	1,194
Other current assets	0	0
Other liabilities	0	0
HPE S.r.l. | Other related parties
Disclosure of transactions between related parties [line items]
Net revenues	0	0	11
Costs	7,525	6,447	5,518
Net financial expenses/(income)	0	0	0
Trade receivables	0	0
Compensation payable to the former Chairman	1,150	1,162
Other current assets	0	0
Other liabilities	0	0
Other Related Parties | Other related parties
Disclosure of transactions between related parties [line items]
Net revenues	2,111	1,950	1,024
Costs	0	24	6
Net financial expenses/(income)	0	0	0
Trade receivables	268	554
Compensation payable to the former Chairman	0	68
Other current assets	0	0
Other liabilities	0	4
FCA Global Finance
Disclosure of transactions between related parties [line items]
Receivables from financing activities		0
Current financial assets	0	861
Debt	0	0
The Group
Disclosure of transactions between related parties [line items]
Receivables from financing activities	732,947	790,377
Current financial assets	15,683	16,276
Debt	1,806,181	1,848,041
Ferrari N.V. (Ferrari) | Directors
Disclosure of transactions between related parties [line items]
Total emoluments	17,767	8,617	243
Ferrari S.p.A. | Directors
Disclosure of transactions between related parties [line items]
Total emoluments	€ 0	€ 0	€ 2,904